Credit impairment charges and other provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Provision for undrawn contractually committed facilities and guarantees provided
Credit impairment charges and other provisions	£ (643)	£ (1,553)	[1]	£ (1,477)	[1]

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.